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TYPE						13F-HR
PERIOD					12/31/03
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
	Lauren DiPaulo	West Chester, Pennsylvania	January 15, 2004

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

The Swarthmore Group, Inc.
FORM 13F
31-Dec-03

                                                                               Voting Authority
                                                                               --------------------------
                                                     Value  Shares/Sh/PutInvstmOther
Name of Issuer              Title of cCUSIP          (x$1000Prn AmtPrnCalDscretManagersSole    Shared  None
-----------------------------------------------      ----------------------------------------------------------

Adobe Systems Inc           COM       00724f101        11175 285950SH    Sole            285950
Air Products & Chemicals IncCOM       009158106        10231 193650SH    Sole            193650
American Express            COM       025816109        18182 376985SH    Sole            376985
American International GroupCOM       026874107        11677 176179SH    Sole            176179
Amgen Inc                   COM       031162100        10563 170945SH    Sole            170945
Analog Devices              COM       032654105        12033 263600SH    Sole            263600
Apollo Group Inc - Cl A     COM       037604105         1912  28200SH    Sole             28200
Archstone Communities Trust COM       039583109          210   7500SH    Sole              7500
Avon Products               COM       054303102         1424  21100SH    Sole             21100
Barr Laboratories Inc       COM       068306109         1901  24700SH    Sole             24700
Bristol-Myers Squibb Co     COM       110122108          235   8200SH    Sole              8200
Cardinal Health Inc         COM       14149Y108          281   4600SH    Sole              4600
ChevronTexaco Corp          COM       166764100        25794 298582SH    Sole            298582
Cisco Systems Inc           COM       17275R102        15520 640533SH    Sole            640533
Citigroup Inc               COM       172967101        16858 347300SH    Sole            347300
Clear Channel CommunicationsCOM       184502102        12977 277100SH    Sole            277100
Coca-Cola Co                COM       191216100          406   8001SH    Sole              8001
Deere Co                    COM       244199105        11654 179150SH    Sole            179150
Dell, Inc.                  COM       24702R101         8340 245450SH    Sole            245450
Dominion Resources, Inc. - VCOM       25746U109          886  13875SH    Sole             13875
Dow Chemical                COM       260543103         1727  41550SH    Sole             41550
DuPont E I de Nemours & Co  COM       263534109        14181 309023SH    Sole            309023
EMC Corp/Mass               COM       268648102         1517 117400SH    Sole            117400
Exxon Mobil Corporation     COM       30231G102          614  14972SH    Sole             14972
Family Dollar Stores        COM       307000109        12495 348250SH    Sole            348250
Fastenal Co.                COM       311900104         7114 143000SH    Sole            143000
First Data Corporation      COM       319963104         7359 179100SH    Sole            179100
General Electric Co         COM       369604103        23528 759445SH    Sole            759445
Goldman Sachs Group Inc     COM       38141G104         1925  19500SH    Sole             19500
HRPT Properties Trust       COM       40426W101          307  30450SH    Sole             30450
Home Depot, Inc             COM       437076102          399  11249SH    Sole             11249
IShares Nasdaq Biotech IndexCOM       464287556         2101  29200SH    Sole             29200
IShares Russell 1000 Growth COM       464287614          365   7800SH    Sole              7800
IShares S&P 500 Index Fund  COM       464287200         4655  41850SH    Sole             41850
IShares S&P 500/BARRA GrowthCOM       464287309          439   7900SH    Sole              7900
ITT Industries Inc          COM       450911102        11089 149425SH    Sole            149425
Intel Corp                  COM       458140100        15437 481640SH    Sole            481640
Interactivecorp             COM       45840Q101         2029  59800SH    Sole             59800
International Business MachiCOM       459200101        13848 149421SH    Sole            149421
Johnson & Johnson           COM       478160104         6545 126690SH    Sole            126690
Johnson Controls Inc        COM       478366107         9232  79500SH    Sole             79500
KeySpan Corporation         COM       49337w100         2256  61300SH    Sole             61300
Kimberly-Clark Corp         COM       494368103          675  11425SH    Sole             11425
Kohls Corp                  COM       500255104         1377  30650SH    Sole             30650
Lehman Brothers Holdings IncCOM       524908100        19181 248400SH    Sole            248400
Lilly Eli & Co              COM       532457108         1663  23650SH    Sole             23650
Lincoln National Corp       COM       534187109         8626 213675SH    Sole            213675
Linear Technology Corp      COM       535678106          753  17900SH    Sole             17900
Lowe's Companies            COM       548661107         2581  46600SH    Sole             46600
MBNA Corp                   COM       55262L100        11027 443750SH    Sole            443750
McClatchy Company - Class A COM       579489105         1072  15575SH    Sole             15575
McGraw-Hill Companies Inc   COM       580645109         7555 108050SH    Sole            108050
Medtronic Inc               COM       585055106        12602 259250SH    Sole            259250
Merck & Co                  COM       589331107          757  16385SH    Sole             16385
Microsoft Corp              COM       594918104        22154 809440SH    Sole            809440
NSTAR                       COM       67019E107          286   5900SH    Sole              5900
Nationwide Health Pptys Inc COM       638620104          195  10000SH    Sole             10000
New Plan Excel Realty Trust COM       648053106         1853  75100SH    Sole             75100
New York Times Co - Class  ACOM       650111107         1371  28690SH    Sole             28690
Newell Rubbermaid Inc       COM       651229106         1556  68350SH    Sole             68350
Omnicom Group               COM       681919106        11116 127285SH    Sole            127285
Oracle Corporation          COM       68389X105         1660 125500SH    Sole            125500
Paychex Inc                 COM       704326107         1972  53000SH    Sole             53000
Pepsico Inc                 COM       713448108        12665 271675SH    Sole            271675
Pfizer Inc                  COM       717081103        29845 844746SH    Sole            844746
Pitney-Bowes                COM       724479100         9548 235050SH    Sole            235050
Procter & Gamble            COM       742718109        15124 151420SH    Sole            151420
Public Service Enterprise GrCOM       744573106         1579  36050SH    Sole             36050
Qualcomm Inc.               COM       747525103        12366 229300SH    Sole            229300
Raytheon Company            COM       755111507         1140  37950SH    Sole             37950
Reebok International Ltd    COM       758110100         5892 149850SH    Sole            149850
Sandisk Corp                COM       80004C101         1495  24425SH    Sole             24425
Staples Inc                 COM       855030102        12513 458350SH    Sole            458350
Stryker Corp                COM       863667101        14809 174200SH    Sole            174200
Sungard Data Systems        COM       867363103         1307  47150SH    Sole             47150
Supervalu Inc               COM       868536103          309  10800SH    Sole             10800
Sysco Corp                  COM       871829107        14183 380950SH    Sole            380950
T Rowe Price Group Inc      COM       74144T108        11397 240400SH    Sole            240400
Texas Instruments Inc       COM       882508104          324  11025SH    Sole             11025
U S Bancorp                 COM       902973304        20271 680675SH    Sole            680675
United Healthcare Corp      COM       91324P102        12768 219450SH    Sole            219450
United Parcel Service - Cl BCOM       911312106         2050  27500SH    Sole             27500
United Technologies Corp    COM       913017109        16762 176870SH    Sole            176870
Viacom Inc - Class B        COM       925524308        12468 280943SH    Sole            280943
Wal-Mart Stores Inc         COM       931142103        17905 337515SH    Sole            337515
Watson Pharmaceuticals Inc  COM       942683103         8398 182575SH    Sole            182575
Wellpoint Health Networks   COM       94973H108          994  10250SH    Sole             10250
Wells Fargo Company         COM       949746101         8751 148600SH    Sole            148600
Weyerhaeuser Co             COM       962166104         1722  26900SH    Sole             26900
Zimmer Holdings Inc         COM       98956P102         1276  18120SH    Sole             18120